NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Summarized accounts for non-wholly owned subsidiaries
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Financial Position:

	As of December 31, 2022
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest	Equity in Net Assets Attributable to the partnership
U.K. regulated distribution operation	$264	$4,821	$690	$2,864	$298	$1,233
Brazilian regulated gas transmission operation	737	3,362	486	3,034	460	119
Total	$1,001	$8,183	$1,176	$5,898	$758	$1,352

	As of December 31, 2021
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Affiliates	Equity in Net Assets Attributable to the partnership
U.K. regulated distribution operation	$249	$4,961	$316	$3,285	$314	$1,295
Brazilian regulated gas transmission operation	668	3,115	1,278	2,028	389	88
Total	$917	$8,076	$1,594	$5,313	$703	$1,383

The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Operating Results:

	Year ended December 31, 2022
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
U.K. regulated distribution operation	$572	$19	$(20)	$75	$(78)
Brazilian regulated gas transmission operation	1,314	506	(2)	225	(1)
Total	$1,886	$525	$(22)	$300	$(79)

	Year ended December 31, 2021
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
U.K. regulated distribution operation	$569	$34	$6	$138	$26
Brazilian regulated gas transmission operation	1,074	361	(87)	150	(31)
Total	$1,643	$395	$(81)	$288	$(5)

	Year ended December 31, 2020
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
U.K. regulated distribution operation	$488	$11	$42	$46	$167
Brazilian regulated gas transmission operation	942	309	(399)	116	(152)
Total	$1,430	$320	$(357)	$162	$15
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2022			Year ended December 31, 2021
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
U.K. regulated distribution operation	$293	$(432)	$101	$273	$344	$(582)
Brazilian regulated gas transmission operation	783	(80)	(824)	768	(32)	(473)
Total	$1,076	$(512)	$(723)	$1,041	$312	$(1,055)

	Cash Flow Activities
	Year ended December 31, 2020
US$ MILLIONS	Operating	Investing	Financing
U.K. regulated distribution operation	$241	$(372)	$133
Brazilian regulated gas transmission operation	634	(34)	(588)
Total	$875	$(406)	$(455)